Performance Management - Prospector Focused Large Cap Fund	Oct. 24, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
When the Fund has been in operation for a full calendar year, performance information will be shown here. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at www.prospectorfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Website Address [Text]	www.prospectorfunds.com